Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 CNY (¥) ¥ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues		¥ 11,351,446	$ 1,781,290		¥ 10,914,374		¥ 8,374,501
Cost of revenues (1)		(9,751,160)	(1,530,170)		(8,646,308)		(6,892,579)
Gross Profit		1,600,286	251,120		2,268,066		1,481,922
Operating expenses (1)
Research and development expenses		(818,882)	(128,500)		(734,261)		(508,714)
Sales and marketing expenses		(759,507)	(119,183)		(558,012)		(438,396)
General and administrative expenses		(326,772)	(51,278)		(445,006)		(352,824)
Total operating expenses		(1,905,161)	(298,961)		(1,737,279)		(1,299,934)
Other income		274,704	43,107		194,169		79,390
Operating income (loss)		(30,171)	(4,734)		724,956		261,378
Interest and short-term investments income		247,009	38,761		313,366		304,491
Gain on fair value change of investment		44,161	6,930		2,160
Other non-operating expenses | ¥					(10,010)
Foreign currency exchange gains (losses), net		(1,480)	(232)		2,056		1,157
Income before income tax expenses		259,519	40,725		1,032,528		567,026
Income tax expenses		(55,227)	(8,666)		(176,784)		(96,078)
Income before share of (loss) income in equity method investments, net of income taxes		204,292	32,059		855,744		470,948
Share of (loss) income in equity method investments, net of income taxes		379,207	59,506		28,414		(2,775)
Net income attributable to HUYA Inc.		583,499	91,565		884,158		468,173
Net income attributable to ordinary shareholders		583,499	91,565		884,158		468,173
Net income		583,499	91,565		884,158		468,173
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax		(148,562)	(23,313)		(451,873)		157,568
Total comprehensive income attributable to HUYA Inc.		¥ 434,937	$ 68,252		¥ 432,285		¥ 625,741
Net income per share
Basic | (per share)		¥ 2.45	$ 0.38	[1]	¥ 3.89	[1]	¥ 2.18	[1]
Diluted | (per share)		¥ 2.41	$ 0.38	[1]	¥ 3.71	[1]	¥ 2.02	[1]
Weighted average number of shares used in calculating net income per share
Basic		238,198,117	238,198,117		227,081,238		214,811,862
Diluted		241,790,445	241,790,445		238,631,613		232,024,961
ADS [Member]
Net income per share
Basic | (per share)	[1]	¥ 2.45	$ 0.38		¥ 3.89		¥ 2.18
Diluted | (per share)	[1]	¥ 2.41	$ 0.38		¥ 3.71		¥ 2.02
Weighted average number of shares used in calculating net income per share
Basic		238,198,117	238,198,117		227,081,238		214,811,862
Diluted		241,790,445	241,790,445		238,631,613		232,024,961
Live Streaming [Member]
Net revenues
Total net revenues		¥ 10,186,204	$ 1,598,438		¥ 10,311,624		¥ 7,976,214
Advertising and others [Member]
Net revenues
Total net revenues		¥ 1,165,242	$ 182,852		¥ 602,750		¥ 398,287

[1]	Each ADS represents one Class A ordinary share.